Interest and finance cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 251,596	$ 205,070	$ 156,088
Amortization and write-off of financing fees	46,006	17,565	21,952
Amortization of convertible notes discount	43,769	38,855	34,144
Amortization of share lending agreement-note issuance costs	2,974	2,983	2,974
Commisions, commitment fees and other financial expenses	57,498	4,622	7,083
Capitalized interest	(69,714)	(58,967)	(76,068)
Total	$ 332,129	$ 210,128	$ 146,173